Common Stock and Additional Paid-in Capital (Tables)	6 Months Ended
Jun. 30, 2016
Common Stock and Additional Paid-in Capital
Net Loss Attributable to Dryships Inc. and Transfers to the Non-controlling Interest
	Six-month period ended June 30,
	2015	2016

Net loss attributable to DryShips Inc.	$(1,499,480)	$(115,923)
Transfers to the non-controlling interest:
Decrease in DryShips Inc. equity for reduction in subsidiary ownership	(49,275)	-
Net transfers to the non-controlling interest	(49,275)	-
Net loss attributable to DryShips Inc. and transfers to the non-controlling interest	$(1,548,755)	$(115,923)